Pensions And Postretirement Benefit Plans (Schedule Of Net Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Net Benefit Cost
Service cost	$ 0.9	$ 0.8
Interest cost	2.8	2.9
Expected return on plan assets	(2.7)	(2.8)
Amortization of net loss	2.0	1.6
Amortization of transition asset	(0.1)	(0.1)
Net periodic benefit cost	2.9	2.4
Defined contribution plans expense	1.5	1.5	4.8	4.7	2.5
Other postretirement benefit plan expense	0.2	0.2
Multi-employer contribution plan expense	0.2	0.2	0.7	0.7
Pension Benefits [Member]
Schedule of Net Benefit Cost
Service cost			3.3	3.1	2.8
Interest cost			11.1	11.4	10.8
Expected return on plan assets			(11.0)	(9.9)	(8.5)
Amortization of prior service cost			0.1	0.2	0.2
Amortization of net loss			6.3	5.2	6.3
Amortization of transition asset			(0.3)	(0.3)	(0.3)
Settlements and curtailments			0.2	0.5	0
Net periodic benefit cost			9.7	10.2	11.3
Other Benefits [Member]
Schedule of Net Benefit Cost
Service cost			0.2	0.2	0.2
Interest cost			0.6	0.7	0.8
Expected return on plan assets			0	0	0
Amortization of prior service cost			(0.1)	(0.1)	(0.3)
Amortization of net loss			0	0	0
Amortization of transition asset			0	0	0
Settlements and curtailments			0	0	0
Net periodic benefit cost			$ 0.7	$ 0.8	$ 0.7